Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
27.	Subsequent events

In the preparation of the consolidated financial statements, the Group has evaluated the events and transactions for their recognition or disclosure subsequent to December 31, 2025, and at the date of issuance of the consolidated financial statements, and has not identified subsequent adjustable significant events.

On January 19, 2026, BeFra entered into a definitive agreement to acquire Tupperware’s operations in Mexico and Brazil, as well as to obtain a perpetual, exclusive, royalty-free license to the Tupperware brand in Latin America. The agreed consideration amounted to US$250 million, consisting of US$215 million in cash and US$35 million in BeFra shares, on a debt-free and excess cash basis. At the date of these financiers, the acquisition is in the process of authorization by the National Antitrust Commission (La Comisión Nacional Antimonopolio) in Mexico (“CNA”).

On February 20, 2026, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 200,000, which were paid in cash on March 24, 2026. Part of this amount (Ps. 105,036) was paid to Campalier based on its shareholding. The dividend per share was Ps. 5.36.

On March 17, 2026, the Ordinary General Shareholders’ Meeting approved the capital increase of US$35 million equivalent to Ps. 619 million pesos agreed under the share purchase and sale agreement “SPA” with Tupperware Services México, S. de R.L. de C.V., In addition, the cancellation of the 72,626 treasury shares held as of December 31, 2025 was approved and on the other hand, 2,241,133 new shares issuance was approved and will be kept in the Company’s treasury until they are subscribed on the closing date of the transaction and delivered on said date in compliance with the payment obligation assumed by the Company in the SPA. If the Tupperware purchase transaction is not completed, the capital increase and the issuance of new treasury shares will be automatically canceled without the need for corporate resolution.

On April 7, 2026, the Company entered into a syndicated simple credit agreement for Ps. 3,805.5 million pesos with BBVA Mexico, HSBC Mexico, Banco del Bajío, and Banco Ve por Más, in which Jafra Cosmetics, S.A. de C.V., Distribuidora Comercial Jafra, S.A. de C.V., and Jafra Cosmetics International, S.A. de C.V. act as joint and several obligors. The financing was arranged to fund the acquisition agreed upon on January 19, 2026; it matures on April 7, 2031; provides for a 24-month grace period for principal repayment; accrues interest at a variable rate based on the TIIE plus the applicable margin; and establishes certain financial obligations.